Guarantor Financial Statements (Unaudited) (Tables)	3 Months Ended
Mar. 31, 2016
Guarantor Financial Statements [Abstract]
Condensed Consolidating Balance Sheets [Table Text Block]
CONDENSED CONSOLIDATING BALANCE SHEET
March 31, 2016

	FCX		FM O&G LLC	Non-guarantor		Consolidated
	Issuer		Guarantor	Subsidiaries	Eliminations	FCX
ASSETS
Current assets, other than assets held for sale	$272		$2,600	$7,329	$(3,731)	$6,470
Current assets held for sale	—		—	763	—	763
Property, plant, equipment and mining development costs, net	25		59	24,048	—	24,132
Oil and gas properties, net - full cost method:
Subject to amortization, less accumulated amortization and impairments	—		517	1,183	—	1,700
Not subject to amortization	—		415	1,326	2	1,743
Investments in consolidated subsidiaries	20,674		—	—	(20,674)	—
Other assets	1,135		34	3,663	(1,090)	3,742
Assets held for sale	—		—	4,114	—	4,114
Total assets	$22,106		$3,625	$42,426	$(25,493)	$42,664

LIABILITIES AND EQUITY
Current liabilities, other than liabilities held for sale	$2,714		$660	$4,682	$(3,730)	$4,326
Current liabilities held for sale	—		—	100	—	100
Long-term debt, less current portion	14,599		6,592	11,818	(13,371)	19,638
Deferred income taxes	1,060	[a]	—	2,705	—	3,765
Environmental and asset retirement obligations, less current portion	—		310	3,430	—	3,740
Investments in consolidated subsidiaries	—		483	7,775	(8,258)	—
Other liabilities	41		3,355	1,734	(3,488)	1,642
Liabilities held for sale	—		—	716	—	716
Total liabilities	18,414		11,400	32,960	(28,847)	33,927

Redeemable noncontrolling interest	—		—	767	—	767

Equity:
Stockholders' equity	3,692		(7,775)	4,966	2,809	3,692
Noncontrolling interests	—		—	3,733	545	4,278
Total equity	3,692		(7,775)	8,699	3,354	7,970
Total liabilities and equity	$22,106		$3,625	$42,426	$(25,493)	$42,664

a.	All U.S. related deferred income taxes are recorded at the parent company.
CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2015

	FCX		FM O&G LLC	Non-guarantor		Consolidated
	Issuer		Guarantor	Subsidiaries	Eliminations	FCX
ASSETS
Current assets, other than assets held for sale	$181		$3,831	$10,238	$(7,532)	$6,718
Current assets held for sale	—		—	744	—	744
Property, plant, equipment and mining development costs, net	26		57	24,163	—	24,246
Oil and gas properties, net - full cost method:
Subject to amortization, less accumulated amortization and impairments	—		710	1,552	—	2,262
Not subject to amortization	—		1,393	3,432	6	4,831
Investments in consolidated subsidiaries	24,311		—	—	(24,311)	—
Other assets	5,038		1,826	3,586	(6,798)	3,652
Assets held for sale	—		—	4,124	—	4,124
Total assets	$29,556		$7,817	$47,839	$(38,635)	$46,577

LIABILITIES AND EQUITY
Current liabilities, other than liabilities held for sale	$6,012		$666	$5,047	$(7,526)	$4,199
Current liabilities held for sale	—		—	108	—	108
Long-term debt, less current portion	14,735		5,883	11,594	(12,433)	19,779
Deferred income taxes	941	[a]	—	2,666	—	3,607
Environmental and asset retirement obligations, less current portion	—		305	3,412	—	3,717
Investment in consolidated subsidiary	—		—	2,397	(2,397)	—
Other liabilities	40		3,360	1,732	(3,491)	1,641
Liabilities held for sale	—		—	718	—	718
Total liabilities	21,728		10,214	27,674	(25,847)	33,769

Redeemable noncontrolling interest	—		—	764	—	764

Equity:
Stockholders' equity	7,828		(2,397)	15,725	(13,328)	7,828
Noncontrolling interests	—		—	3,676	540	4,216
Total equity	7,828		(2,397)	19,401	(12,788)	12,044
Total liabilities and equity	$29,556		$7,817	$47,839	$(38,635)	$46,577

a.	All U.S. related deferred income taxes are recorded at the parent company.

Condensed Consolidating Statements of Income [Table Text Block]
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

Three Months Ended March 31, 2016
	FCX	FM O&G LLC		Non-guarantor			Consolidated
	Issuer	Guarantor		Subsidiaries		Eliminations	FCX
Revenues	$—	$78		$3,164		$—	$3,242
Total costs and expenses	27	1,629	[a]	5,452	[a]	6	7,114
Operating loss	(27)	(1,551)		(2,288)		(6)	(3,872)
Interest expense, net	(137)	(4)		(114)		64	(191)
Other income (expense), net	50	—		40		(54)	36
(Loss) income before income taxes and equity in affiliated companies' net (losses) earnings	(114)	(1,555)		(2,362)		4	(4,027)
(Provision for) benefit from income taxes	(1,784)	616		1,088		3	(77)
Equity in affiliated companies' net (losses) earnings	(2,286)	(2,704)		(3,630)		8,627	7
Net (loss) income from continuing operations	(4,184)	(3,643)		(4,904)		8,634	(4,097)
Net income (loss) from discontinued operations	—	—		6		(10)	(4)
Net (loss) income	(4,184)	(3,643)		(4,898)		8,624	(4,101)
Net income and preferred dividends attributable to noncontrolling interests:
Continuing operations	—	—		(67)		(6)	(73)
Discontinued operations	—	—		(10)		—	(10)
Net (loss) income attributable to common stockholders	$(4,184)	$(3,643)		$(4,975)		$8,618	$(4,184)

Other comprehensive income (loss)	—	—		—		—	—
Total comprehensive (loss) income	$(4,184)	$(3,643)		$(4,975)		$8,618	$(4,184)

a.
Includes charges totaling $1.3 billion at the FM O&G LLC guarantor and $2.5 billion at the non-guarantor subsidiaries related to impairment of FCX's oil and gas properties pursuant to full cost accounting rules.

Three Months Ended March 31, 2015
	FCX	FM O&G LLC		Non-guarantor			Consolidated
	Issuer	Guarantor		Subsidiaries		Eliminations	FCX
Revenues	$—	$181		$3,590		$—	$3,771
Total costs and expenses	16	1,318	[a]	5,483	[a]	(16)	6,801
Operating (loss) income	(16)	(1,137)		(1,893)		16	(3,030)
Interest expense, net	(115)	(4)		(43)		23	(139)
Other income (expense), net	29	—		8		(30)	7
(Loss) income before income taxes and equity in affiliated companies' net (losses) earnings	(102)	(1,141)		(1,928)		9	(3,162)
(Provision for) benefit from income taxes	(421)	416		725		(6)	714
Equity in affiliated companies' net (losses) earnings	(1,951)	(2,359)		(3,530)		7,841	1
Net (loss) income from continuing operations	(2,474)	(3,084)		(4,733)		7,844	(2,447)
Net income from discontinued operations	—	—		34		7	41
Net (loss) income	(2,474)	(3,084)		(4,699)		7,851	(2,406)
Net income and preferred dividends attributable to noncontrolling interests:
Continuing operations	—	—		(30)		(12)	(42)
Discontinued operations	—	—		(26)		—	(26)
Net (loss) income attributable to common stockholders	$(2,474)	$(3,084)		$(4,755)		$7,839	$(2,474)

Other comprehensive income (loss)	12	—		12		(12)	12
Total comprehensive (loss) income	$(2,462)	$(3,084)		$(4,743)		$7,827	$(2,462)

a.
Includes charges totaling $1.1 billion at the FM O&G LLC guarantor and $2.0 billion at the non-guarantor subsidiaries related to impairment of FCX's oil and gas properties pursuant to full cost accounting rules.

Condensed Consolidating Statements of Cash Flows [Table Text Block]
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Three Months Ended March 31, 2016

	FCX	FM O&G LLC	Non-guarantor		Consolidated
	Issuer	Guarantor	Subsidiaries	Eliminations	FCX
Cash flow from operating activities:
Net (loss) income	$(4,184)	$(3,643)	$(4,898)	$8,624	$(4,101)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation, depletion and amortization	1	51	677	(7)	722
Impairment of oil and gas properties	—	1,291	2,483	13	3,787
Equity in losses (earnings) of consolidated subsidiaries	2,286	2,704	3,630	(8,627)	(7)
Other, net	128	7	16	—	151
Changes in working capital and other tax payments	1,652	(442)	(1,024)	2	188
Net cash (used in) provided by operating activities	(117)	(32)	884	5	740

Cash flow from investing activities:
Capital expenditures	—	(244)	(736)	(2)	(982)
Intercompany loans	(561)	(377)	—	938	—
Dividends from (investments in) consolidated subsidiaries	358	(41)	35	(352)	—
Other, net	—	2	—	—	2
Net cash (used in) provided by investing activities	(203)	(660)	(701)	584	(980)

Cash flow from financing activities:
Proceeds from debt	1,060	—	736	—	1,796
Repayments of debt	(750)	—	(692)	—	(1,442)
Intercompany loans	—	716	222	(938)	—
Net proceeds from sale of common stock	32	—	42	(42)	32
Cash dividends and distributions paid, and contributions received	(4)	—	(373)	355	(22)
Other, net	(18)	(24)	(11)	36	(17)
Net cash provided by (used in) financing activities	320	692	(76)	(589)	347

Net increase in cash and cash equivalents	—	—	107	—	107
Increase in cash and cash equivalents in assets held for sale	—	—	(50)	—	(50)
Cash and cash equivalents at beginning of period	—	—	195	—	195
Cash and cash equivalents at end of period	$—	$—	$252	$—	$252

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Three Months Ended March 31, 2015

	FCX	FM O&G LLC	Non-guarantor		Consolidated
	Issuer	Guarantor	Subsidiaries	Eliminations	FCX
Cash flow from operating activities:
Net (loss) income	$(2,474)	$(3,084)	$(4,699)	$7,851	$(2,406)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation, depletion and amortization	1	119	835	(16)	939
Impairment of oil and gas properties	—	1,062	2,042	—	3,104
Net gains on crude oil derivative contracts	—	(52)	—	—	(52)
Equity in losses (earnings) of consolidated subsidiaries	1,951	2,359	3,530	(7,841)	(1)
Other, net	(701)	6	(86)	—	(781)
Changes in working capital and other tax payments	1,171	(580)	(683)	6	(86)
Net cash (used in) provided by operating activities	(52)	(170)	939	—	717

Cash flow from investing activities:
Capital expenditures	—	(302)	(1,565)	—	(1,867)
Intercompany loans	(905)	(400)	—	1,305	—
Dividends from (investments in) consolidated subsidiaries	310	(14)	32	(328)	—
Other, net	—	—	127	—	127
Net cash (used in) provided by investing activities	(595)	(716)	(1,406)	977	(1,740)

Cash flow from financing activities:
Proceeds from debt	1,515	—	758	—	2,273
Repayments of debt	(530)	—	(272)	—	(802)
Intercompany loans	—	903	402	(1,305)	—
Cash dividends and distributions paid, and contributions received	(327)	—	(319)	296	(350)
Other, net	(11)	(18)	(16)	32	(13)
Net cash provided by (used in) financing activities	647	885	553	(977)	1,108

Net (decrease) increase in cash and cash equivalents	—	(1)	86	—	85
Increase in cash and cash equivalents in assets held for sale	—	—	(62)	—	(62)
Cash and cash equivalents at beginning of period	—	1	316	—	317
Cash and cash equivalents at end of period	$—	$—	$340	$—	$340